UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-4757
Legg Mason Partners Sector Series, Inc.
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: October 31
Date of reporting period: July 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS SECTOR
SERIES, INC.
Legg Mason Partners Financial Services Fund
FORM N-Q
JULY 31, 2006

LEGG MASON PARTNERS FINANCIAL SERVICES FUND
Schedule of Investments (unaudited)
July 31, 2006

Shares	Security	Value

COMMON STOCKS — 97.1%
Capital Markets — 12.0%
12,200	A.G. Edwards Inc.	$658,312
3,116	Bear Stearns Cos. Inc.	442,067
900	BlackRock Inc., Class A	116,244
10,100	Collins Stewart Tullett PLC	145,203
7,051	Deutsche Bank AG	812,209
8,753	Goldman Sachs Group Inc.	1,337,021
5,500	Investment Technology Group Inc. *	276,980
6,200	Lehman Brothers Holdings Inc.	402,690
6,900	Macquarie Bank Ltd.	327,030
5,900	Merrill Lynch & Co. Inc.	429,638
16,117	Morgan Stanley	1,071,781
15,590	Raymond James Financial Inc.	453,045
8,400	UBS AG	456,700

	Total Capital Markets	6,928,920

Commercial Banks — 43.7%
23,900	Banca Popolare di Verona e Novara Scrl	680,256
23,400	Banco Bilbao Vizcaya Argentaria SA	496,980
13,850	Banco Bradesco SA, Sponsored ADR	464,391
100,850	Banco Comercial Portugues SA	289,620
32,400	Banco Espanol de Credito SA Banesto	599,216
10,000	Banco Itau Holding Financeira SA, ADR	308,600
42,620	Banco Santander Central Hispano SA	645,161
7,600	BancorpSouth Inc.	207,860
97,000	Bank of East Asia Ltd.	400,073
51,560	Barclays PLC	604,950
10,550	BNP Paribas SA	1,026,071
11,200	Canadian Imperial Bank of Commerce	765,021
83,650	Capitalia SpA	701,457
12,800	Colonial BancGroup Inc.	325,120
6,300	Credit Agricole SA	253,050
10,200	Cullen/Frost Bankers Inc.	598,944
18,450	Danske Bank A/S	706,933
4,760	Deutsche Postbank AG	347,818
79,000	Gunma Bank Ltd.	614,276
57,400	HBOS PLC	1,045,058
63,300	HSBC Holdings PLC	1,148,337
62,500	Lloyds TSB Group PLC	629,383
37	Mitsubishi UFJ Financial Group Inc.	523,676
159	Mizuho Financial Group Inc.	1,337,734
8,800	National Bank of Canada	455,582
11,950	North Fork Bancorporation Inc.	338,544
16,663	Northern Rock PLC	347,116
10,340	Piraeus Bank SA	258,670
12,841	PNC Financial Services Group Inc.	909,656
18,300	Royal Bank of Canada	744,815
34,420	Royal Bank of Scotland Group PLC	1,120,226
24,800	Skandinaviska Enskilda Banken AB	609,966
4,200	Societe Generale	626,126
10,850	St. George Bank Ltd.	238,206
65	Sumitomo Mitsui Financial Group Inc.	692,818
7,104	Sydbank AS	243,034
10,600	Toronto-Dominion Bank	541,271
7,790	Unibanco-Uniao de Bancos Brasileiros SA, Sponsored GDR	540,392
10,300	Wachovia Corp.	552,389
13,393	Wells Fargo & Co.	968,850
16,600	Whitney Holding Corp.	599,094
13,300	Wilmington Trust Corp.	579,215
2,900	Zions Bancorporation	238,206

	Total Commercial Banks	25,324,161

See Notes to Schedule of Investments.

LEGG MASON PARTNERS FINANCIAL SERVICES FUND
Schedule of Investments (unaudited) (continued)
July 31, 2006

Shares	Security	Value

Consumer Finance — 1.1%
2,500	Orix Corp.	$656,343

Diversified Financial Services — 9.3%
35,868	Bank of America Corp.	1,848,278
50	Credit Saison Co., Ltd.	2,171
147,000	Hokuhoku Financial Group Inc.	556,098
14,600	ING Groep NV, CVA	592,211
32,669	JPMorgan Chase & Co.	1,490,360
26,000	OMC Card Inc.	246,916
11,800	Principal Financial Group Inc.	637,200

	Total Diversified Financial Services	5,373,234

Insurance — 21.6%
13,500	American Financial Group Inc.	568,485
9,500	American International Group Inc.	576,365
4,200	Assurances Generales de France	507,120
11,900	Assurant Inc.	573,223
45,740	Aviva PLC	613,574
5,500	Baloise Holding AG	437,713
32,933	Brit Insurance Holdings PLC	160,436
18,320	Chubb Corp.	923,695
69,850	Compagnia Assicuratrice Unipol SpA	225,334
15,900	Corporacion Mapfre SA	312,324
3,000	Euler Hermes SA	336,957
7,100	Fondiaria Sai SpA	286,271
8,038	Hartford Financial Services Group Inc.	681,944
14,700	Irish Life & Permanent PLC	338,660
3,600	Lincoln National Corp.	204,048
12,300	Loews Corp.	455,838
16,800	MetLife Inc.	873,600
24,246	Nationwide Financial Services Inc., Class A Shares	1,093,010
7,300	Prudential Financial Inc.	574,072
13,700	Prudential PLC	143,976
42,340	QBE Insurance Group Ltd.	715,415
23,500	Sampo Oyj, A Shares *	443,015
73,120	SCOR	171,721
2,550	Swiss Life Holding	588,629
3,200	Topdanmark A/S *	447,204
7,400	W.R. Berkley Corp.	266,400

	Total Insurance	12,519,029

Real Estate Investment Trusts (REITs) — 5.7%
12,600	Archstone-Smith Trust	661,122
6,500	BRE Properties Inc., Class A Shares	381,160
17,400	CB Richard Ellis Group Inc., Class A Shares *	409,422
6,800	Host Marriott Corp.	144,296
7,200	Jones Lang LaSalle Inc.	588,240
18,400	Leopalace21 Corp.	644,627
5,700	New Century Financial Corp.	248,862
5,200	Taubman Centers Inc.	215,800

	Total Real Estate Investment Trusts (REITs)	3,293,529

Real Estate Management & Development — 0.5%
104,000	CapitaLand Ltd.	269,993

Thrifts & Mortgage Finance — 2.5%
19,412	PMI Group Inc.	824,233
10,300	Radian Group Inc.	633,759

	Total Thrifts & Mortgage Finance	1,457,992

Trading Companies & Distributors — 0.7%
14,700	United Rentals Inc. *	410,424

See Notes to Schedule of Investments.

LEGG MASON PARTNERS FINANCIAL SERVICES FUND
Schedule of Investments (unaudited) (continued)
July 31, 2006

Shares	Security	Value

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $52,202,181)	$56,233,625

Face
Amount

SHORT-TERM INVESTMENT — 3.1%
Repurchase Agreement — 3.1%
$ 1,802,000	State Street Bank & Trust Co., dated 7/31/06, 4.810%
	due 8/1/06; Proceeds at maturity - $1,802,241; (Fully
	collateralized by U.S. Treasury Bond, 8.875% due
	8/15/17; Market value - $1,840,992)
	(Cost — $1,802,000)	1,802,000

	TOTAL INVESTMENTS — 100.2% (Cost — $54,004,181#)	58,035,625
	Liabilities in Excess of Other Assets — (0.2)%	(124,409)

	TOTAL NET ASSETS — 100.0%	$57,911,216

*	Non-income producing security
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR — American Depositary Receipt
CVA — Certificaaten van aandelen (Share Certificates)
GDR — Global Depositary Receipt

Summary of Investments by Country (unaudited)**

United States	47.5%

United Kingdom	10.3

Japan	9.1

France	5.0

Canada	4.3

Spain	3.5

Italy	3.3

Switzerland	2.6

Denmark	2.4

Brazil	2.3

Australia	2.2

Germany	2.0

Sweden	1.0

Netherlands	1.0

Finland	0.8

Hong Kong	0.7

Ireland	0.6

Portugal	0.5

Singapore	0.5

Greece	0.4

100.0%

** As a percent of total investments. Please note that Fund holdings are as of July 31, 2006 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Financial Services Fund (formerly known as Smith Barney Financial Service Fund) (the “Fund”) is a separate non-diversified investment fund of Legg Mason Partners Sector Series, Inc. (formerly known as Smith Barney Sector Series Inc.) (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(c) Concentration Risk. The Fund normally invests at least 80% of its assets in financial services related investments. As a result of this concentration policy, the Fund’s investments may be subject to greater risk and market fluctuation than a fund that invests in securities representing a broader range of investment alternatives.
(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(e) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At July 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$5,235,541
Gross unrealized depreciation	(1,204,097)

Net unrealized appreciation	$4,031,444

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Sector Series, Inc.
By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: September 29, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: September 29, 2006
By /s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer
Date: September 29, 2006